Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2021	¥ 3		¥ (3)		¥ 6,268	¥ (37,190)	¥ (160)	¥ (31,082)	¥ 312		¥ (30,770)
Balance, shares at Dec. 31, 2021 | shares	78,063,300
Balance, shares at Dec. 31, 2021 | shares
Net income						36,143		36,143	268		36,411
Appropriation to statutory reserve					4,800	(4,800)
Accretion of subsidiary’s redeemable preferred shares to redemption value						(2,906)		(2,906)			(2,906)
Reclassification from mezzanine equity to permanent equity				113,554				113,554	1,356		114,910
Foreign currency translation							148	148			148
Balance at Dec. 31, 2022	¥ 3		(3)	113,554	11,068	(8,753)	(12)	115,857	1,936		117,793
Balance, shares at Dec. 31, 2022 | shares	78,063,300
Balance, shares at Dec. 31, 2022 | shares
Net income						77,668		77,668	513		78,181
Appropriation to statutory reserve					8,491	(8,491)
Reclassification from mezzanine equity to permanent equity
Foreign currency translation							1	1			1
Adoption of ASC326						617		617			617
Balance at Dec. 31, 2023	¥ 3		(3)	113,554	19,559	61,041	(11)	194,143	2,449		196,592
Balance, shares at Dec. 31, 2023 | shares	78,063,300
Balance, shares at Dec. 31, 2023 | shares
Net income						39,789		39,789	296	$ 5,492	40,085
Appropriation to statutory reserve					4,042	(4,042)
Reclassification from mezzanine equity to permanent equity
Foreign currency translation							483	483		66	483
Repurchase stock		¥ (856)						(856)			(856)
Repurchase stock, shares | shares	(96,243)	96,243
Disposal of subsidiaries					(330)	330
Sale of public shares through public offering, net of offering cost				29,274				29,274			29,274
Sale of public shares through public offering, net of offering cost, shares | shares	1,500,000
Balance at Dec. 31, 2024	¥ 3	¥ (856)	¥ (3)	¥ 142,828	¥ 23,271	¥ 97,118	¥ 472	¥ 262,833	¥ 2,745	$ 36,384	¥ 265,578
Balance, shares at Dec. 31, 2024 | shares	79,467,057
Balance, shares at Dec. 31, 2024 | shares		96,243